Note 6 - Other Operating Income	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Other Operating Income and Expense [Text Block]

6. Other operating income / (expenses)

For the six-month period ended June 30, 2025, the Company recorded other operating income of $0.12 million that relates to an insurance claim for loss of hire for one of the vessels. Other operating expenses of $0.44 million recognized in the first half of 2026 refer to expenses incurred for the formation of the Partnership (as defined below in note 14) of $0.60 million, partly offset by an operating income from a settlement and closure of a claim with a charterer of $0.16 million.